STAFF COSTS (Detail Textuals 1) - kr / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs		3 years
Exercise period of RSUs		6 months
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of RSUs		kr 93.5
Long term incentive plan | Chief executive officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs	5 years	5 years
Exercise period of RSUs		12 months